Business Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total assets	$ 796,226	$ 728,249
Separate account assets	203,023	183,138
Separate account liabilities	203,023	183,138
Latin America [Member]
Segment Reporting Information [Line Items]
Total assets	20,315	22,079
Separate account assets	2,880	2,691
Separate account liabilities	2,880	2,691
Asia [Member]
Segment Reporting Information [Line Items]
Total assets	112,955	108,856
Separate account assets	5,532	5,332
Separate account liabilities	5,532	5,332
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total assets	32,891	32,066
Separate account assets	1,073	1,642
Separate account liabilities	1,073	1,642
Retail Products [Member]
Segment Reporting Information [Line Items]
Total assets	295,012	271,937
Separate account assets	128,208	116,357
Separate account liabilities	128,208	116,357
Group, Voluntary and Worksite Benefits [Member]
Segment Reporting Information [Line Items]
Total assets	51,776	44,637
Separate account assets	479	492
Separate account liabilities	479	492
Corporate Benefit Funding [Member]
Segment Reporting Information [Line Items]
Total assets	195,217	179,672
Separate account assets	64,851	56,624
Separate account liabilities	64,851	56,624
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Total assets	88,060	69,002
Separate account assets	0	0
Separate account liabilities	$ 0	$ 0